Commitments and Contingencies Legal Actions - Additional Information (Detail) (Unfavorable Regulatory Action, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 2,000